TENANT IMPROVEMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Schedule of Tenant Improvements
	September 30, 2015	December 31, 2014
Tenant Improvements	$927,258	$592,195
Less accumulated depreciation and amortization	(40,708)	14,414)
Tenant improvements, net	$886,550	$577,781

	December 31,
	2014	2013
Tenant Improvements	$592,195	$58,855
Less accumulated depreciation and amortization	(14,414)	(6,834)
Property and equipment, net	$577,781	$52,021